Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.4%
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (A), 07/18/2027 (B)	$ 1,671,275	$ 1,672,063
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (B)	530,483	531,233
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (A), 10/18/2030 (B)	11,780,000	11,781,814
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	479,137	490,480
ICG CLO Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.35% (A), 01/20/2030 (B)	2,743,714	2,743,714
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (B)	517,613	546,413
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (B)	742,701	778,087
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (B)	1,090,574	1,176,587
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (B)	1,079,587	1,100,254
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (A), 04/25/2057 (B)	226,674	227,699
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (B)	1,322,036	1,334,737
Series 2019-1A, Class A,
2.89%, 11/20/2036 (B)	668,129	690,036
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (B)	11,450,000	11,477,477
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (B)	10,770,000	10,801,664
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (B)	744,000	744,705
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.32% (A), 01/20/2031 (B)	3,600,000	3,600,076
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (B)	5,918,000	5,907,020
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (B)	355,204	356,299
Series 2018-A, Class A,
3.10%, 11/08/2030 (B)	1,332,465	1,371,746

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust (continued)
Series 2018-A, Class B,
3.35%, 11/08/2030 (B)	$ 1,090,190	$ 1,120,908
Series 2019-A, Class A,
3.06%, 04/09/2038 (B)	844,615	875,321
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.23% (A), 07/20/2030 (B)	6,450,000	6,446,614
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 0.44% (A), 11/25/2046 (B)	536,362	518,722
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (B)	5,563,033	5,563,917
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (B)	1,729,049	1,765,630
Towd Point Mortgage Trust
Series 2015-6, Class A1B,
2.75% (A), 04/25/2055 (B)	508,206	509,948
Series 2016-2, Class A1A,
2.75% (A), 08/25/2055 (B)	793,965	800,386
Series 2016-3, Class A1,
2.25% (A), 04/25/2056 (B)	935,106	938,172
Series 2016-4, Class A1,
2.25% (A), 07/25/2056 (B)	1,238,896	1,248,456
Series 2017-1, Class A1,
2.75% (A), 10/25/2056 (B)	1,687,223	1,712,462
Series 2017-3, Class A1,
2.75% (A), 07/25/2057 (B)	651,219	663,402
Series 2017-6, Class A1,
2.75% (A), 10/25/2057 (B)	1,697,675	1,734,992
Series 2018-1, Class A1,
3.00% (A), 01/25/2058 (B)	5,728,552	5,879,606
Series 2018-4, Class A1,
3.00% (A), 06/25/2058 (B)	3,471,058	3,606,631
Series 2020-4, Class A1,
1.75%, 10/25/2060 (B)	3,242,340	3,287,174
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (B)	4,500,000	4,499,406
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (B)	3,945,000	3,998,968
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (B)	1,672,973	1,674,201
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (B)	2,390,125	2,433,374
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.27% (A), 10/20/2028 (B)	6,969,832	6,976,955

Total Asset-Backed Securities (Cost $112,890,079)		113,587,349

CORPORATE DEBT SECURITIES - 34.9%
Aerospace & Defense - 0.7%
BAE Systems PLC
3.40%, 04/15/2030 (B)	2,003,000	2,211,048

Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co.
3.50%, 03/01/2039	$ 3,904,000	$ 3,995,410
5.15%, 05/01/2030	3,490,000	4,162,033
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	2,046,000	2,199,658

		12,568,149

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	176	180
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,915,779	4,015,576
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	104,047	107,032
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,383,432	2,541,117
US Airways Pass-Through Trust
5.38%, 05/15/2023	1,816,802	1,821,024

		8,484,929

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	1,948,000	2,108,473

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	1,960,000	2,131,082
6.25%, 10/02/2043	772,000	1,074,358

		3,205,440

Banks - 4.8%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (A), 11/25/2035 (B)	3,212,000	3,169,167
Banco Santander SA
2.75%, 12/03/2030	2,000,000	2,015,121
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,964,000	2,021,748
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	2,709,000	2,670,658
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	7,077,000	7,387,976
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	3,944,000	4,332,440
Barclays PLC
5.20%, 05/12/2026	1,652,000	1,901,171
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	7,469,000	8,225,160
Commerzbank AG
8.13%, 09/19/2023 (B)	5,107,000	5,797,261
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	4,403,000	4,695,244
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (B)	1,044,000	1,073,682
5.02%, 06/26/2024 (B)	2,745,000	2,978,104
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (A), 10/15/2030	4,338,000	4,573,093
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	5,355,000	5,692,167
4.13%, 12/15/2026	4,267,000	4,851,813

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Macquarie Bank Ltd.
3.62%, 06/03/2030 (B)	$ 4,765,000	$ 5,099,454
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	2,759,000	2,780,426
UniCredit SpA
Fixed until 06/03/2031, 3.13% (A), 06/03/2032 (B)	5,364,000	5,465,857
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (A)	1,268,000	1,316,362
4.10%, 06/03/2026	6,167,000	6,943,693
Fixed until 06/15/2024 (D), 5.90% (A)	1,983,000	2,137,634

		85,128,231

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,365,000	2,886,825
4.75%, 01/23/2029	2,770,000	3,329,142
Constellation Brands, Inc.
3.15%, 08/01/2029	1,415,000	1,529,791
3.70%, 12/06/2026	1,010,000	1,125,741
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	2,574,000	2,831,864

		11,703,363

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,254,000	1,366,969
4.05%, 11/21/2039	1,702,000	2,003,893
Amgen, Inc.
2.20%, 02/21/2027	2,682,000	2,820,430
Biogen, Inc.
2.25%, 05/01/2030	1,770,000	1,801,682
Gilead Sciences, Inc.
4.15%, 03/01/2047	852,000	1,031,358

		9,024,332

Building Products - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	1,999,000	2,242,529
Carrier Global Corp.
2.72%, 02/15/2030	2,353,000	2,489,880

		4,732,409

Capital Markets - 1.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (A)	5,174,000	5,400,363
Credit Suisse Group AG
3.75%, 03/26/2025	3,480,000	3,785,269
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (A), 01/14/2032	2,748,000	2,830,820
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	1,617,000	1,756,351
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	3,276,000	4,839,479
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	3,336,000	3,513,002
3.70%, 10/23/2024	4,492,000	4,905,035
5.00%, 11/24/2025	2,215,000	2,558,284

		29,588,603

Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.2%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (B)	$ 2,654,000	$ 2,712,557

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (B)	2,731,000	2,750,308
Ashtead Capital, Inc.
4.25%, 11/01/2029 (B)	1,623,000	1,758,926
ERAC USA Finance LLC
2.70%, 11/01/2023 (B)	3,164,000	3,304,227
3.85%, 11/15/2024 (B)	2,171,000	2,365,053
Waste Connections, Inc.
2.60%, 02/01/2030	2,353,000	2,474,787

		12,653,301

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	3,636,000	3,716,356

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	1,999,000	2,098,319

Construction Materials - 0.4%
CRH America Finance, Inc.
4.50%, 04/04/2048 (B)	1,962,000	2,449,519
Holcim Finance US LLC
4.75%, 09/22/2046 (B)	3,953,000	5,100,041

		7,549,560

Consumer Finance - 1.0%
Ally Financial, Inc.
8.00%, 11/01/2031	3,792,000	5,509,156
American Express Co.
4.05%, 12/03/2042	1,493,000	1,834,982
BMW US Capital LLC
2.80%, 04/11/2026 (B)	3,441,000	3,686,865
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,928,000	4,100,807
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	1,851,000	1,858,348

		16,990,158

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	2,726,000	2,917,061
Aviation Capital Group LLC
1.95%, 01/30/2026 (B)	1,781,000	1,797,169
5.50%, 12/15/2024 (B)	5,586,000	6,328,775
Element Fleet Management Corp.
1.60%, 04/06/2024 (B)	1,511,000	1,536,694
3.85%, 06/15/2025 (B)	2,275,000	2,465,508

		15,045,207

Diversified Telecommunication Services - 0.8%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	2,546,000	2,696,138
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	1,060,380
Verizon Communications, Inc.
1.68%, 10/30/2030	6,247,000	6,034,377
2.99%, 10/30/2056	5,214,000	5,064,264

		14,855,159

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.8%
Appalachian Power Co.
3.40%, 06/01/2025	$ 3,237,000	$ 3,494,110
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	328,000	445,021
DTE Electric Co.
4.30%, 07/01/2044	3,898,000	4,909,341
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	8,674,000	9,464,609
Duke Energy Progress LLC
3.60%, 09/15/2047	1,457,000	1,653,558
Entergy Arkansas LLC
3.70%, 06/01/2024	798,000	862,104
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	2,421,000	2,475,340
5.30%, 06/01/2042	378,000	532,479
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,614,000	2,463,356
PacifiCorp
3.60%, 04/01/2024	3,035,000	3,260,777
5.75%, 04/01/2037	286,000	395,266
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,551,000	1,661,946

		31,617,907

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
2.80%, 02/15/2030	2,657,000	2,843,945
Arrow Electronics, Inc.
3.88%, 01/12/2028 (C)	1,929,000	2,163,888
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,894,000	3,393,086
Sensata Technologies, Inc.
4.38%, 02/15/2030 (B)	2,585,000	2,765,950

		11,166,869

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	3,474,000	3,901,442
Schlumberger Investment SA
3.65%, 12/01/2023	599,000	639,543

		4,540,985

Equity Real Estate Investment Trusts - 2.4%
American Homes 4 Rent, LP
3.38%, 07/15/2051	635,000	656,251
American Tower Trust #1
3.65%, 03/15/2048 (B)	2,000,000	2,207,457
Corporate Office Properties, LP
2.25%, 03/15/2026	1,256,000	1,299,280
2.75%, 04/15/2031	636,000	650,426
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	2,455,000	2,590,712
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	2,325,000	2,507,913
Life Storage, LP
4.00%, 06/15/2029	2,215,000	2,534,080
National Retail Properties, Inc.
2.50%, 04/15/2030	2,574,000	2,663,705
SBA Tower Trust
1.63%, 05/15/2051 (B)	3,426,000	3,466,955
1.88%, 07/15/2050 (B)	1,100,000	1,121,302
2.84%, 01/15/2050 (B)	9,139,000	9,532,114
3.45%, 03/15/2048 (B)	4,685,000	4,771,413
Simon Property Group, LP
2.20%, 02/01/2031	2,557,000	2,567,415

Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Vornado Realty, LP
2.15%, 06/01/2026	$ 2,525,000	$ 2,585,067
Weyerhaeuser Co.
4.00%, 04/15/2030	2,942,000	3,375,558
WP Carey, Inc.
2.40%, 02/01/2031	1,018,000	1,038,614

		43,568,262

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	4,486,000	4,372,161
Sysco Corp.
3.30%, 07/15/2026	3,170,000	3,472,586
Walmart, Inc.
3.63%, 12/15/2047	4,324,000	5,133,252

		12,977,999

Food Products - 0.3%
Campbell Soup Co.
2.38%, 04/24/2030	3,425,000	3,500,341
Cargill, Inc.
1.70%, 02/02/2031 (B)	1,825,000	1,809,225

		5,309,566

Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp.
2.75%, 09/23/2026 (B)	1,862,000	1,983,087
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	2,762,000	2,999,792
Koninklijke Philips NV
5.00%, 03/15/2042	1,396,000	1,888,903
Smith & Nephew PLC
2.03%, 10/14/2030	2,545,000	2,522,335

		9,394,117

Health Care Providers & Services - 1.2%
Anthem, Inc.
2.25%, 05/15/2030	1,698,000	1,743,098
Centene Corp.
3.38%, 02/15/2030	2,847,000	2,970,218
Cigna Corp.
2.40%, 03/15/2030	2,421,000	2,513,245
CVS Health Corp.
2.70%, 08/21/2040	1,856,000	1,847,060
3.75%, 04/01/2030	3,662,000	4,161,720
HCA, Inc.
4.13%, 06/15/2029	999,000	1,139,230
5.25%, 04/15/2025	959,000	1,100,267
Health Care Service Corp.
2.20%, 06/01/2030 (B)	2,810,000	2,866,022
Molina Healthcare, Inc.
4.38%, 06/15/2028 (B)	1,710,000	1,789,088
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,716,000	2,001,755

		22,131,703

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	795,000	815,203
3.80%, 02/15/2028	2,214,000	2,424,981

		3,240,184

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	3,378,000	3,490,709

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.2%
General Electric Co.
4.35%, 05/01/2050	$ 2,900,000	$ 3,569,377
6.88%, 01/10/2039 (E)	278,000	422,487

		3,991,864

Insurance - 1.5%
American International Group, Inc.
4.20%, 04/01/2028	1,795,000	2,075,838
4.25%, 03/15/2029	2,114,000	2,456,958
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (B)	5,635,000	6,006,296
Global Atlantic Finance Co.
3.13%, 06/15/2031 (B)	5,524,000	5,651,917
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (A), 10/01/2050 (C)	4,130,000	4,360,914
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.78% (A), 12/15/2065	5,842,000	5,669,345

		26,221,268

Interactive Media & Services - 0.6%
Alphabet, Inc.
1.10%, 08/15/2030	2,888,000	2,765,802
Baidu, Inc.
4.38%, 05/14/2024	4,652,000	5,056,022
Tencent Holdings Ltd.
3.28%, 04/11/2024 (B)	2,683,000	2,849,305

		10,671,129

IT Services - 0.3%
Fiserv, Inc.
3.50%, 07/01/2029	2,930,000	3,269,619
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (B)	2,902,000	2,793,175

		6,062,794

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	1,455,000	2,061,142

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	1,925,000	2,255,896
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (B)	2,020,000	2,073,934
NBCUniversal Media LLC
4.45%, 01/15/2043	2,934,000	3,666,165
ViacomCBS, Inc.
4.20%, 05/19/2032 (C)	1,572,000	1,836,987

		9,832,982

Metals & Mining - 0.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	3,596,000	4,027,576
4.75%, 04/10/2027 (B)	905,000	1,049,110
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,864,000	4,004,649

		9,081,335

Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	$ 2,555,000	$ 2,743,507
CMS Energy Corp.
3.88%, 03/01/2024	387,000	415,146
4.88%, 03/01/2044	521,000	675,673
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,115,000	1,146,283

		4,980,609

Oil, Gas & Consumable Fuels - 2.9%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,670,000	1,797,829
BP Capital Markets PLC
3.12%, 05/04/2026	4,769,000	5,124,771
Chevron USA, Inc.
3.25%, 10/15/2029	2,185,000	2,437,182
Energy Transfer, LP
4.90%, 02/01/2024	1,530,000	1,663,504
5.15%, 03/15/2045	891,000	1,036,444
5.95%, 10/01/2043	691,000	868,331
7.60%, 02/01/2024	2,160,000	2,456,986
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,311,000	6,264,496
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	3,732,000	4,019,916
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,039,000	5,515,639
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,244,521
6.88%, 08/04/2026	2,785,000	3,062,748
7.69%, 01/23/2050	641,000	623,052
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,281,000	3,236,704
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,655,000	1,773,809
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,544,000	1,749,925
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (B)	323,000	326,182
Shell International Finance BV
2.50%, 09/12/2026	2,756,000	2,941,192
3.75%, 09/12/2046	1,527,000	1,767,293
Williams Cos., Inc.
5.40%, 03/04/2044	585,000	751,144
7.88%, 09/01/2021	573,000	576,330

		51,237,998

Pharmaceuticals - 1.0%
Astrazeneca Finance LLC
1.20%, 05/28/2026	1,383,000	1,394,648
AstraZeneca PLC
4.38%, 08/17/2048	1,275,000	1,683,115
Bayer US Finance II LLC
4.38%, 12/15/2028 (B)	2,230,000	2,583,232
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	2,420,000	2,372,689
Royalty Pharma PLC
2.20%, 09/02/2030 (B)	2,857,000	2,840,495
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	3,125,000	3,795,982

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027 (B)	$ 1,329,000	$ 1,366,756
Zoetis, Inc.
2.00%, 05/15/2030	1,735,000	1,756,190

		17,793,107

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	2,138,000	2,255,934
Experian Finance PLC
2.75%, 03/08/2030 (B)	2,582,000	2,707,523

		4,963,457

Road & Rail - 0.4%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (B)	4,648,000	5,113,862
5.50%, 01/15/2026 (B)	1,741,000	1,986,759

		7,100,621

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,106,000	1,114,572
Intel Corp.
2.88%, 05/11/2024	1,866,000	1,982,253
KLA Corp.
3.30%, 03/01/2050	2,318,000	2,510,599
Lam Research Corp.
3.75%, 03/15/2026	1,851,000	2,074,453
Microchip Technology, Inc.
0.98%, 09/01/2024 (B)	2,438,000	2,434,465
Micron Technology, Inc.
2.50%, 04/24/2023	1,342,000	1,382,233
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (B)	1,216,000	1,343,911
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	3,947,000	4,343,471
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,350,000	1,374,357
TSMC Global Ltd.
1.38%, 09/28/2030 (B)	5,908,000	5,614,904
Xilinx, Inc.
2.38%, 06/01/2030	2,643,000	2,720,794

		26,896,012

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	570,000	578,550
Infor, Inc.
1.75%, 07/15/2025 (B)	2,732,000	2,804,441
Intuit, Inc.
1.35%, 07/15/2027	1,860,000	1,878,424
Microsoft Corp.
3.30%, 02/06/2027	1,449,000	1,618,669
VMware, Inc.
1.80%, 08/15/2028 (F)	1,238,000	1,241,516

		8,121,600

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.65%, 05/11/2050	1,986,000	1,954,801
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	2,232,000	2,686,435
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	2,547,000	2,749,737

Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	$ 488,000	$ 510,570
Western Digital Corp.
4.75%, 02/15/2026	5,712,000	6,340,320

		14,241,863

Tobacco - 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	3,009,000	2,957,860
BAT Capital Corp.
2.26%, 03/25/2028	3,792,000	3,814,433
4.91%, 04/02/2030	2,213,000	2,571,339

		9,343,632

Transportation Infrastructure - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031 (B)	5,332,000	5,357,007

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
3.13%, 07/16/2022	1,175,000	1,204,041
4.38%, 07/16/2042	2,100,000	2,566,117
Crown Castle Towers LLC
3.72%, 07/15/2043 (B)	3,233,000	3,339,752
Sprint Corp.
7.25%, 09/15/2021	844,000	849,486
7.88%, 09/15/2023	1,290,000	1,459,713
T-Mobile USA, Inc.
3.50%, 04/15/2031	700,000	734,165
3.88%, 04/15/2030	3,631,000	4,099,726

		14,253,000

Total Corporate Debt Securities (Cost $582,403,621)		621,814,267

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	1,440,000	1,559,650

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	2,200,000	2,318,536

Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026 (C)	3,650,000	3,967,222

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (B)	4,060,000	4,644,396

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	3,481,000	3,820,363

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	1,335,000	1,468,994

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025 (C)	1,010,000	1,229,049

Poland - 0.0% (G)
Republic of Poland Government International Bond
3.00%, 03/17/2023	500,000	521,517

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (B)	$ 913,000	$ 966,836

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (B)	2,547,000	2,558,186

Total Foreign Government Obligations (Cost $21,561,131)		23,054,749

MORTGAGE-BACKED SECURITIES - 7.9%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 0.71% (A), 08/25/2035	445,039	402,364
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	634,284	612,396
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 0.72% (A), 11/20/2035	458,050	423,080
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,919,505	2,868,464
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	816,457	594,845
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.77% (A), 03/20/2035	306	306
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (B)	1,985,020	1,985,846
Series 2012-TFT, Class C,
3.56% (A), 06/05/2030 (B)	7,195,000	5,827,840
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (B)	2,530,000	2,529,977
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (B)	1,100,000	1,120,849
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
2.73% (A), 11/25/2034	28,625	29,563
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.24% (A), 02/25/2034	21,633	21,910
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 0.67% (A), 04/25/2035	86,464	81,686
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	845,219	898,096
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,215,053
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (A), 01/25/2035 (B)	346,374	364,722
Series 2015-A, Class A1,
3.50% (A), 06/25/2058 (B)	399,042	403,631
Series 2015-PS1, Class A1,
3.75% (A), 09/25/2042 (B)	438,416	450,974
Series 2018-RP1, Class A1,
3.00% (A), 09/25/2064 (B)	2,112,083	2,177,204
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (A), 08/10/2050	565,000	607,476

Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (B)	$ 3,680,769	$ 3,668,604
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	5,032,974
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (B)	8,485,000	9,075,196
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (B)	7,035,000	7,022,841
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.24% (A), 12/27/2036 (B)	642,060	640,223
Series 2021-RPL2, Class A1A,
1.11% (A), 01/25/2060 (B)	8,210,144	8,148,958
Series 2021-RPL6, Class A1,
2.00% (A), 10/25/2060 (B) (H)	5,700,000	5,824,289
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (B)	6,050,000	6,375,882
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.76% (A), 03/18/2035	6,995	6,843
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (A), 04/10/2031 (B)	4,664,567	4,667,035
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 0.65% (A), 06/19/2034	186,624	194,637
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.89% (A), 10/25/2034	8,875	9,003
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.14% (A), 08/25/2037	337,280	290,479
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (B)	6,352,418	5,615,298
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (B)	4,800,000	2,034,133
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.69% (A), 02/25/2034	17,719	17,241
Series 2006-A2, Class 5A1,
2.49% (A), 11/25/2033	13,853	14,017
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	166,525	96,678
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
2.73% (A), 11/25/2035 (B)	237,546	177,658
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.73% (A), 10/25/2028	8,482	8,525
Series 2004-A1, Class 2A1,
2.31% (A), 02/25/2034	57,315	58,826
Series 2005-A4, Class 2A2,
2.41% (A), 07/25/2035	58,133	56,311
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,850,125
Series 2013-C11, Class B,
4.35% (A), 08/15/2046	1,035,000	766,734

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (A), 07/26/2048 (B)	$ 400,629	$ 400,106
Series 2014-R4, Class 4A,
2.80% (A), 11/21/2035 (B)	209,517	210,557
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (A), 12/25/2052 (B)	1,082,608	1,116,413
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (A), 01/25/2054 (B)	443,844	469,170
Series 2014-2A, Class A3,
3.75% (A), 05/25/2054 (B)	340,557	361,586
Series 2014-3A, Class AFX3,
3.75% (A), 11/25/2054 (B)	1,202,745	1,283,303
Series 2015-2A, Class A1,
3.75% (A), 08/25/2055 (B)	1,560,257	1,655,710
Series 2016-2A, Class A1,
3.75% (A), 11/26/2035 (B)	1,445,635	1,532,059
Series 2016-3A, Class A1B,
3.25% (A), 09/25/2056 (B)	2,035,468	2,151,483
Series 2017-1A, Class A1,
4.00% (A), 02/25/2057 (B)	2,528,663	2,710,883
Series 2017-2A, Class A3,
4.00% (A), 03/25/2057 (B)	1,100,889	1,180,778
Series 2017-3A, Class A1,
4.00% (A), 04/25/2057 (B)	6,312,105	6,800,690
Series 2017-4A, Class A1,
4.00% (A), 05/25/2057 (B)	2,144,107	2,297,103
Series 2018-1A, Class A1A,
4.00% (A), 12/25/2057 (B)	1,216,863	1,304,464
Series 2019-4A, Class A1B,
3.50% (A), 12/25/2058 (B)	8,209,819	8,657,177
Series 2019-5A, Class A1B,
3.50% (A), 08/25/2059 (B)	2,221,726	2,315,588
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (B)	10,807,000	10,996,573
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (B)	6,500,000	6,093,440
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.38%, 0.47% (A), 05/25/2047	365,189	351,989
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.97% (A), 07/25/2035	249,555	186,041
Series 2007-3, Class 3A1,
3.10% (A), 04/25/2047	628,151	401,020
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.79% (A), 01/19/2034	17,989	17,961
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 0.67% (A), 07/25/2045	24,080	23,694

Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 0.92% (A), 07/25/2047	$ 43,429	$ 1,944
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,188,845

Total Mortgage-Backed Securities (Cost $145,601,886)		140,977,369

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (G)
Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057 (E)	273,000	423,709

Total Municipal Government Obligation (Cost $324,127)		423,709

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.9%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 1.61% (A), 05/01/2037	16,462	17,017
6-Month LIBOR + 1.57%, 1.82% (A), 02/01/2037 - 04/01/2037	35,553	36,405
12-Month LIBOR + 1.66%, 2.04% (A), 01/01/2038	61,837	65,147
12-Month LIBOR + 1.75%, 2.13% (A), 12/01/2034	8,374	8,838
12-Month LIBOR + 1.90%, 2.28% (A), 02/01/2041	68,862	70,872
12-Month LIBOR + 1.80%, 2.33% (A), 09/01/2037	10,721	11,348
12-Month LIBOR + 1.73%, 2.35% (A), 09/01/2035	230,060	242,897
6-Month LIBOR + 2.12%, 2.37% (A), 05/01/2037	5,175	5,218
5.00%, 12/01/2035	273,206	311,432
6.00%, 05/01/2031	214,533	249,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	8,652,341	9,202,578
3.01%, 07/25/2025	12,812,000	13,875,085
3.06% (A), 08/25/2024	4,990,000	5,310,291
3.17%, 10/25/2024	2,140,000	2,305,119
3.49%, 01/25/2024	6,965,000	7,431,309
Federal National Mortgage Association
6-Month LIBOR + 0.95%, 1.19% (A), 08/01/2037	1,420	1,445
6-Month LIBOR + 1.51%, 1.76% (A), 01/01/2035	5,814	6,031
6-Month LIBOR + 1.53%, 1.78% (A), 08/01/2034	1,001	1,003
12-Month LIBOR + 1.75%, 2.13% (A), 03/01/2041	12,936	12,956
12-Month LIBOR + 1.74%, 2.29% (A), 08/01/2035	23,074	24,372
3.50%, 07/01/2028 - 01/01/2029	1,404,769	1,515,852
4.50%, 02/01/2025 - 04/01/2025	62,536	65,660
5.00%, 04/01/2039 - 11/01/2039	6,439,671	7,243,538
5.50%, 04/01/2036 - 12/01/2041	3,279,994	3,823,098
6.00%, 02/01/2034 - 01/01/2040	2,881,546	3,373,471
6.50%, 06/01/2038 - 05/01/2040	1,194,714	1,427,387
Government National Mortgage Association, Interest Only STRIPS
0.66% (A), 02/16/2053	3,294,993	76,610

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.88%, 04/01/2036	$ 2,768,000	$ 4,186,303
Uniform Mortgage-Backed Security
2.00%, TBA (F)	84,221,000	86,491,143
2.50%, TBA (F)	103,255,000	107,572,184
3.00%, TBA (F)	59,903,000	62,781,152
3.50%, TBA (F)	38,319,000	40,610,656
4.00%, TBA (F)	12,709,000	13,578,772

Total U.S. Government Agency Obligations (Cost $367,576,704)		371,935,171

U.S. GOVERNMENT OBLIGATIONS - 27.1%
U.S. Treasury - 23.9%
U.S. Treasury Bond
1.25%, 05/15/2050	18,872,000	16,058,155
1.38%, 08/15/2050	1,413,000	1,240,625
1.88%, 02/15/2051 (C)	4,117,000	4,082,906
2.00%, 02/15/2050	10,433,000	10,640,437
2.25%, 08/15/2046	3,501,000	3,751,267
2.50%, 02/15/2045 - 05/15/2046	42,510,200	47,600,948
2.75%, 08/15/2042 (C)	12,009,500	13,952,600
2.75%, 11/15/2047	1,522,000	1,793,463
2.88%, 08/15/2045 (C)	6,203,000	7,408,950
2.88%, 05/15/2049	3,692,500	4,478,022
3.00%, 05/15/2042 - 08/15/2048	8,084,300	9,859,938
3.13%, 05/15/2048 (C)	414,000	522,255
3.63%, 02/15/2044	14,031,600	18,677,923
4.50%, 02/15/2036 (C)	8,593,200	12,059,348
5.25%, 02/15/2029	4,198,100	5,480,488
U.S. Treasury Note
0.13%, 05/31/2022 - 12/31/2022	38,829,000	38,836,917
0.25%, 05/31/2025	3,253,000	3,219,326
0.63%, 05/15/2030 - 08/15/2030	11,796,000	11,224,893
0.88%, 06/30/2026	2,410,100	2,431,377
1.13%, 02/15/2031 (C)	11,475,000	11,367,422
1.50%, 08/15/2026 - 02/15/2030	19,566,700	20,303,440
1.63%, 05/15/2026 - 05/15/2031 (C)	57,134,500	59,445,082
1.75%, 11/30/2021	2,649,000	2,663,744
1.75%, 05/15/2023 - 11/15/2029 (C)	24,086,200	24,863,056
2.13%, 06/30/2022 (C)	12,298,000	12,526,666
2.25%, 11/15/2025 (C)	13,337,500	14,273,730
2.25%, 11/15/2027	9,281,400	10,048,566
2.38%, 01/31/2023 - 02/29/2024	11,720,000	12,252,012
2.50%, 01/31/2024	10,496,000	11,079,020
2.63%, 12/15/2021 - 02/15/2029	4,153,400	4,428,971
2.88%, 05/15/2028 - 08/15/2028	26,579,800	29,925,073

		426,496,620

U.S. Treasury Inflation-Protected Securities - 3.2%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	6,785,358	7,994,353
1.75%, 01/15/2028	4,003,036	4,942,185
2.50%, 01/15/2029	12,008,029	15,823,548
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	7,010,746	7,953,819
0.63%, 01/15/2024	17,975,549	19,431,498

		56,145,403

Total U.S. Government Obligations (Cost $454,391,594)		482,642,023

Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.50% (A)	52,502	$ 1,455,356

Electric Utilities - 0.0% (G)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (A)	7,998	202,749

Total Preferred Stocks (Cost $1,614,154)		1,658,105

	Principal	Value
COMMERCIAL PAPER - 15.4%
Banks - 8.4%
Concord Minutemen Capital Co. LLC
0.09% (I), 08/09/2021	$ 17,000,000	16,999,575
Korea Development Bank
0.10% (I), 08/27/2021	16,700,000	16,698,844
Lloyds Bank PLC
0.12% (I), 08/30/2021	17,000,000	16,998,683
Macquarie Bank Ltd.
0.09% (I), 09/07/2021	4,750,000	4,749,403
0.12% (I), 08/19/2021	8,575,000	8,574,509
Manhattan Asset Funding Co. LLC
0.05% (I), 08/05/2021	14,850,000	14,849,777
National Australia Bank Ltd.
0.12% (I), 08/04/2021	18,000,000	17,999,800
Skandinaviska Enskilda Banken AB
0.11% (I), 08/12/2021	4,873,000	4,872,877
Societe Generale SA
0.10% (I), 09/07/2021	5,630,000	5,629,597
0.14% (I), 08/16/2021	13,000,000	12,999,595
Sumitomo Mitsui Banking Corp.
0.09% (I), 10/28/2021	12,000,000	11,997,300
Swedbank AB
0.10% (I), 09/29/2021	17,000,000	16,997,984

		149,367,944

Diversified Financial Services - 5.6%
Alpine Securitization LLC
0.15% (I), 08/02/2021	3,000,000	2,999,978
Anglesea Funding LLC
0.10% (I), 09/13/2021	18,000,000	17,997,750
Chariot Funding LLC
0.08% (I), 10/12/2021	3,500,000	3,499,353
Gotham Funding Corp.
0.08% (I), 10/12/2021	4,400,000	4,398,915
Lexington Parker Capital Co. LLC
0.12% (I), 10/18/2021	8,750,000	8,747,725
LMA-Americas LLC
0.13% (I), 08/04/2021	17,400,000	17,399,783
Mont Blanc Capital Corp.
0.10% (I), 08/19/2021	16,441,000	16,440,150
Ridgefield Funding Co. LLC
0.11% (I), 10/04/2021	7,900,000	7,898,783

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivables Co. LLC
0.14% (I), 08/02/2021	$ 17,500,000	$ 17,499,869
Victory Receivables Corp.
0.09% (I), 09/24/2021	2,200,000	2,199,634

		99,081,940

Food Products - 0.9%
Britannia Funding Co. LLC
0.15% (I), 09/16/2021	17,000,000	16,997,008

Oil, Gas & Consumable Fuels - 0.5%
Total Capital Canada Ltd.
0.09% (I), 08/24/2021	9,425,000	9,424,430

Total Commercial Paper (Cost $274,869,410)		274,871,322

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.3%
U.S. Treasury Bill
0.04% (I), 09/28/2021 (C)	41,508,000	41,504,878

Total Short-Term U.S. Government Obligation (Cost $41,505,245)		41,504,878

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (I)	41,048,730	41,048,730

Total Other Investment Company (Cost $41,048,730)		41,048,730

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (I), dated 07/30/2021, to be repurchased at $14,413,500 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $14,701,785.	$ 14,413,500	14,413,500

Total Repurchase Agreement (Cost $14,413,500)		14,413,500

Total Investments (Cost $2,058,200,181)		2,127,931,172
Net Other Assets (Liabilities) - (19.4)%		(345,040,449)

Net Assets - 100.0%		$ 1,782,890,723

Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	168	09/30/2021	$37,079,797	$37,070,250	$—	$(9,547)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$113,587,349	$—	$113,587,349
Corporate Debt Securities	—	621,814,267	—	621,814,267
Foreign Government Obligations	—	23,054,749	—	23,054,749
Mortgage-Backed Securities	—	140,977,369	—	140,977,369
Municipal Government Obligation	—	423,709	—	423,709
U.S. Government Agency Obligations	—	371,935,171	—	371,935,171
U.S. Government Obligations	—	482,642,023	—	482,642,023
Preferred Stocks	1,658,105	—	—	1,658,105
Commercial Paper	—	274,871,322	—	274,871,322
Short-Term U.S. Government Obligation	—	41,504,878	—	41,504,878
Other Investment Company	41,048,730	—	—	41,048,730
Repurchase Agreement	—	14,413,500	—	14,413,500

Total Investments	$42,706,835	$2,085,224,337	$—	$2,127,931,172

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(9,547)	$—	$—	$(9,547)

Total Other Financial Instruments	$(9,547)	$—	$—	$(9,547)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $417,186,915, representing 23.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $143,663,680, collateralized by cash collateral of $41,048,730 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $105,548,073. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	General Electric Co. 6.88%, 01/10/2039	01/26/2021	$405,697	$422,487	0.0	%(G)
Municipal Government Obligation	Municipal Electric Authority of Georgia Series A 6.64%, 04/01/2057	01/30/2014-03/24/2017	309,636	423,709	0.0	(G)

Total			$715,333	$846,196	0.0	%(G)

(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Funds	Page 10

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the value of the security is $5,824,289, representing 0.3% of the Fund’s net assets.
(I)	Rates disclosed reflect the yields at July 31, 2021.
(J)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13